Loss Per Share - Schedule of Loss Per Share (Details) - CHF (SFr) SFr / shares in Units, SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Earnings per share [line items]
Net loss for the period attributable to Oculis shareholders	SFr (9,970)	SFr (25,375)	SFr (38,822)	SFr (58,589)
Loss per share
Weighted-average number of shares used to compute loss per share basic	61,270,798	52,288,911	60,096,277	50,297,119
Weighted-average number of shares used to compute loss per share diluted	61,270,798	52,288,911	60,096,277	50,297,119
Basic net loss per share for the period	SFr (0.16)	SFr (0.49)	SFr (0.65)	SFr (1.16)
Diluted net loss per share for the period	SFr (0.16)	SFr (0.49)	SFr (0.65)	SFr (1.16)